Consolidated Statements of Equity - JPY (¥) ¥ in Thousands	Common Stock	Additional Paid-in Capital	Retained Earnings	Accumulated Other Comprehensive Income	Treasury Stock	Non-controlling Interests	Total
Balance at Mar. 31, 2013	¥ 911,774	¥ 547,872	¥ 1,779,102	¥ 121,742	¥ (26)	¥ 16,508	¥ 3,376,972
Balance (in shares) at Mar. 31, 2013	31,931,360
Comprehensive income (loss):
Net income (loss)			(448,350)			4,798	(443,552)
Other comprehensive income, net of tax				12,877			12,877
Stock and warrants issuance	¥ 492,365	271,810					764,175
Stock and warrants issuance (in shares)	2,480,000
Share-based compensation		70,796					70,796
Dividends paid			(159,654)				(159,654)
Balance at Mar. 31, 2014	¥ 1,404,139	890,478	1,171,098	134,619	(26)	21,306	3,621,614
Balance (in shares) at Mar. 31, 2014	34,411,360
Comprehensive income (loss):
Net income (loss)			218,453			1,750	220,203
Other comprehensive income, net of tax				226,120			226,120
Stock and warrants issuance	¥ 577,800	567,387					1,145,187
Stock and warrants issuance (in shares)	1,000,000
Share-based compensation		27,160					27,160
Exercise of stock options	¥ 15,275	2,367					17,642
Exercise of stock options (in shares)	80,000
Acquisition of noncontrolling interest in a consolidated subsidiary		37				(9,612)	(9,575)
Balance at Mar. 31, 2015	¥ 1,997,214	1,487,429	1,389,551	360,739	(26)	13,444	¥ 5,248,351
Balance (in shares) at Mar. 31, 2015	35,491,360						35,491,360
Comprehensive income (loss):
Net income (loss)			(417,632)			5,757	¥ (411,875)
Other comprehensive income, net of tax				(389,224)			(389,224)
Share-based compensation		78,411					78,411
Exercise of stock options	¥ 17,498	3,699					21,197
Exercise of stock options (in shares)	260,000
Dividends paid			(106,472)				(106,472)
Other			163			(3)	160
Balance at Mar. 31, 2016	¥ 2,014,712	¥ 1,569,539	¥ 865,610	¥ (28,485)	¥ (26)	¥ 19,198	¥ 4,440,548
Balance (in shares) at Mar. 31, 2016	35,751,360						35,751,360